Schedule of borrowings (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Broker-Dealer [Abstract]
Short-term borrowings	$ 7,551,296	[1]	$ 7,565,887	[1],[2]	$ 8,772,710	[2]
Long-term borrowings	3,677,066	[3]	3,684,171	[3],[4]	11,538,357	[4]
Less: current maturities	(3,677,066)		(3,684,171)		(9,031,383)
Non-current maturities					2,506,974
Promissory note	8,900,000		8,900,000
Total Borrowings	$ 20,128,362		$ 20,150,058		$ 17,804,093

[1]	As of March 31, 2025, and December 31, 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil to 24.0% per annum, respectively. As of March 31, 2025, and December 31, 2024, the weighted average interest rate of these borrowings was 13.7% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2024 and 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 13.7% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[3]	As of March 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of March 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.
[4]	As of December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% per annum, respectively. As of December 31, 2023, the weighted average interest rate of these borrowings was 13.1% per annum. The borrowings are denominated in HK$ and US$.